PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2025
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment

	As of	As of
	December 31,	December 31,
	2024	2025
	US$	US$

Machinery and equipment	94,091	106,475
Electronics and office equipment	424	443
Motor vehicles	1,127	1,059
Leasehold improvements	5,433	5,613
Construction in progress	272	—

Property and equipment, cost	101,347	113,590
Less: Accumulated depreciation	(50,308)	(61,514)
Less: Provision for impairment	(31,143)	(39,907)

Property and equipment, net	19,896	12,169